BALANCE SHEET	Dec. 31, 2020 USD ($)
Current assets:
Cash	$ 1,039,484
Prepaid expenses	294,916
Total current assets	1,334,400
Investments held in Trust Account	200,067,535
Total Assets	201,401,935
Current liabilities:
Accounts payable	5,580
Accrued expenses	123,300
Franchise tax payable	114,023
Total current liabilities	242,903
Derivative warrant liabilities	28,320,000
Deferred underwriting commissions in connection with the initial public offering	7,000,000
Total liabilities	35,562,903
Commitments and Contingencies
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value	200,000,000
Stockholders' Deficit:
Accumulated deficit	(34,161,468)
Total stockholders' deficit	(34,160,968)
Total Liabilities, Class A Common Stock Subject to Possible Redemption and Stockholders' Equity (Deficit)	201,401,935
Class B Common Stock
Stockholders' Deficit:
Common stock	500
Common Class A Subject To Redemption [Member]
Current liabilities:
Class A common stock; 20,000,000 shares subject to possible redemption at $10.00 per share redemption value	$ 200,000,000